American Century Municipal Trust

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo®]

TAX-FREE BOND FUND

Supplement dated March 28, 2008 * Prospectus dated October 1, 2007

THE ENTRY FOR ROBERT J. MILLER IN The Fund Management Teams SECTION ON PAGE 11
IS DELETED AND REPLACED AS FOLLOWS:

ALAN KRUSS (LEAD PORTFOLIO MANAGER)
Mr. Kruss, Vice President and Portfolio Manager, has been a member of the team that manages the fund since April 2006. He joined American Century Investments in May 1997 and became a portfolio manager in December 2001. He has a bachelor's degree in finance from San Francisco State University.

THE ENTRY FOR STEVEN M. PERMUT IN The Fund Management Teams SECTION ON PAGE 11
IS REPLACED AS FOLLOWS:

STEVEN M. PERMUT (LEAD PORTFOLIO MANAGER AND MACRO STRATEGY TEAM REPRESENTATIVE)
Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since December 2001. He joined American
Century Investments in June 1987 and became a portfolio manager in June 1990. He has a bachelor's degree in business and geography from State University of New
York - Oneonta and an MBA in finance from Golden Gate University - San
Francisco.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-59794 0803

American Century Municipal Trust

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo®]

LONG-TERM TAX-FREE FUND

Supplement dated March 28, 2008 * Prospectus dated October 1, 2007

THE ENTRY FOR ROBERT J. MILLER IN The Fund Management Team SECTION ON PAGE 12 IS
DELETED AND REPLACED AS FOLLOWS:

ALAN KRUSS (LEAD PORTFOLIO MANAGER)
Mr. Kruss, Vice President and Portfolio Manager, has been a member of the team that manages the fund since April 2006. He joined American Century Investments in May 1997 and became a portfolio manager in December 2001. He has a bachelor's degree in finance from San Francisco State University.

THE ENTRY FOR STEVEN M. PERMUT IN THE FUND MANAGEMENT TEAM SECTION ON PAGE 12 IS
REPLACED AS FOLLOWS:

STEVEN M. PERMUT (LEAD PORTFOLIO MANAGER AND MACRO STRATEGY TEAM REPRESENTATIVE)
Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since April 2006. He joined American
Century Investments in June 1987 and became a portfolio manager in June 1990. He has a bachelor's degree in business and geography from State University of New
York - Oneonta and an MBA in finance from Golden Gate University - San
Francisco.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-59793 0803